Condensed Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,357	$ 5
Prepaid expenses and other current assets, net	1,312
Loan receivables net of allowance for expected credit losses of $410,000 and nil as of March 31, 2024 and 2023	574
Total current assets	3,243	6
Non-current assets:
Interests in subsidiaries	4,688	4,687
Investment in an associate	254
Property and equipment, net	124
Right-of-use assets, net	962
Refundable deposits	288
Prepaid expenses	450
Total non-current assets	6,766	4,687
TOTAL ASSETS	10,009	4,693
Current liabilities:
Accruals and other current liabilities	158
Lease liabilities - current	536
Amount due to a subsidiary	25	4,695
Total current liabilities	728	4,701
Non-current liabilities:
Lease liabilities - non-current	439
Total non-current liabilities	439
TOTAL LIABILITIES	1,167	4,701
Shareholders’ equity (deficit)
Ordinary shares (US$0.0001 par value per share; 1,000,000,000 shares authorized; 15,500,000 and 12,000,000 shares issued and outstanding as of March 31, 2024 and 2023)	1	1
Additional paid-in capital	14,810
Accumulated losses	(5,969)	(9)
Total shareholders’ equity	8,842	(8)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	10,009	4,693
Related Party [Member]
Current liabilities:
Amount due to a related party	6	6
Director [Member]
Current assets:
Amount due from a director		1
Current liabilities:
Amount due to a director	$ 3